13. Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 152,156	$ 149,076
Actual, ratio	16.08%	16.15%
For capital adequacy purposes, amount	$ 75,710	$ 73,830
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 149,266	$ 146,640
Actual, ratio	15.79%	15.91%
For capital adequacy purposes, amount	$ 75,602	$ 73,717
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 99,228	$ 91,041
To be well capitalized under prompt corrective action provisions, ratio	10.50%	9.88%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 145,476	$ 142,631
Actual, ratio	15.37%	15.46%
For capital adequacy purposes, amount	$ 56,783	$ 55,372
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 142,586	$ 140,195
Actual, ratio	15.09%	15.21%
For capital adequacy purposes, amount	$ 56,702	$ 55,288
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 80,328	$ 72,612
To be well capitalized under prompt corrective action provisions, ratio	8.50%	7.88%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 145,476	$ 142,631
Actual, ratio	11.91%	13.05%
For capital adequacy purposes, amount	$ 48,872	$ 43,723
For capital adequacy purposes, ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 142,586	$ 140,195
Actual, ratio	11.61%	12.76%
For capital adequacy purposes, amount	$ 49,106	$ 43,950
For capital adequacy purposes, ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 49,106	$ 43,950
To be well capitalized under prompt corrective action provisions, ratio	4.00%	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 130,476	$ 122,631
Actual, ratio	13.79%	13.29%
For capital adequacy purposes, amount	$ 42,587	$ 41,529
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 142,586	$ 140,195
Actual, ratio	15.09%	15.21%
For capital adequacy purposes, amount	$ 42,526	$ 41,466
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 66,152	$ 58,790
To be well capitalized under prompt corrective action provisions, ratio	7.00%	6.38%